Accounts receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts receivable
6. Accounts receivable:

	December 31,
	2025	2024
Customer trade receivables	$2,675	$2,513
Holdback receivable	5,811	10,737
Other receivables	2,032	887
Due from related parties (note 15)	274	4,973
Allowance for credit losses	(615)	(372)
	$10,177	$18,738
In 2022, a holdback receivable was recorded as part of the sale of the Company's interest in Cummins Westport Inc. to Cummins Inc. ("Cummins"). The holdback was retained by Cummins for a term of three-years to satisfy any extended warranty obligations in excess of the recorded extended warranty obligation. Unused amounts were repaid to the Company at the end of the three-year term. In March 2025, the Company collected $11,365 from Cummins related to the holdback receivable, including interest accrued.
A holdback receivable was recorded as part of the sale of the Light-Duty segment. The holdback is consideration held in escrow pending satisfaction of certain general representations and warranties provided to the Purchaser. The Company provided for estimated losses on the holdback receivable in loss on disposal of operations. In October 2025, the Company collected $3,617 (€3,000) related to the holdback receivable held in escrow.